Long-Term Debt - Schedule of Total Leverage Ratio (Details)	12 Months Ended
Dec. 31, 2015
Term B Loan | Less Than 4.75
Debt Instrument [Line Items]
Total Leverage Ratio	4.75
LIBOR Base Rate	2.50%
Alternate Base Rate	2.50%
Term B Loan | More Than Or Equal to 4.75
Debt Instrument [Line Items]
Total Leverage Ratio	4.75
LIBOR Base Rate	3.00%
Alternate Base Rate	3.00%
Revolving Credit Facility | Less Than 4.75
Debt Instrument [Line Items]
Total Leverage Ratio	4.75
LIBOR Base Rate	3.50%
Alternate Base Rate	2.50%
Revolving Credit Facility | More Than Or Equal to 4.75
Debt Instrument [Line Items]
Total Leverage Ratio	4.75
LIBOR Base Rate	4.00%
Alternate Base Rate	3.00%